Share capital, dividends and earnings per share - Additional information (Details) SFr / shares in Units, shares in Millions, SFr in Millions, $ in Millions					1 Months Ended			12 Months Ended
	May 05, 2023 CHF (SFr) shares	Feb. 27, 2023 SFr / shares	Feb. 15, 2022 SFr / shares	Feb. 23, 2021 SFr / shares	May 31, 2023 USD ($)	May 31, 2022 USD ($)	May 31, 2021 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2023 CHF (SFr) SFr / shares shares
Disclosure of classes of share capital [line items]
Share capital								$ 20	$ 20		SFr 20.0
Number of shares issued (in shares)								499.7			499.7
Nominal value (in CHF per share) | SFr / shares											SFr 0.04
Treasury stock (in shares)								6.4			6.4
Effect on authorized capital, potential issuance of shares (in shares)	50.0
Share capital at the time of increase (as a percent)	10.00%
Number of potential shares cancelled (in shares)	25.0
Share capital, potential increase | SFr	SFr 2.0
Share capital, potential increase (in shares)	50.0
Dividends (in CHF per share) | SFr / shares		SFr 0.21	SFr 0.20	SFr 0.10
Dividends | $					$ 116	$ 100	$ 54
Basic (in shares)								493.0	491.4	490.0
Diluted (in shares)								496.5	494.4	493.4
Diluted weighted average shares adjustment (in shares)								3.5	3.0	3.4
Long-term target minimum
Disclosure of classes of share capital [line items]
Authorized capital | SFr	SFr 19.0
Long-term target maximum
Disclosure of classes of share capital [line items]
Authorized capital | SFr	SFr 22.0